Loan Servicing Assets (Tables)	12 Months Ended
Dec. 31, 2012
Loan Servicing Assets [Abstract]
Schedule Of Changes In Servicing Assets [Table Text Block]
	2012		2011		2010
		Estimated		Estimated		Estimated
	Book	Fair	Book	Fair	Book	Fair
	Value	Value	Value	Value	Value	Value
Balance at January 1,	$2,489	$3,244	$2,222	$3,418	$1,797	$2,893
Originations	1,332		762		914
Amortization	(600)		(495)		(489)
Balance at December 31,	$3,221	$3,382	$2,489	$3,244	$2,222	$3,418

	2012	2011
Weighted-average prepayment speed	338%	326%
Impact on fair value of 20% adverse change	$(268)	$(278)
Impact on fair value of 20% positive change	376	371

Weighted-average current coupon for similar loans	4.07%	4.74%
Impact on fair value of 100 basis point adverse change	$(591)	$(695)
Impact on fair value of 100 basis point positive change	698	602